ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 14:-	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Total

Beginning balance	$(1.2)	$0.6	$(0.6)
Other comprehensive income before reclassifications	(93.4)	(25.4)	(118.8)
Amounts reclassified from accumulated other comprehensive income	* )	21.5	21.5
Net current period other comprehensive income	(93.4)	(3.9)	(97.3)

	$(94.6)	$(3.3)	$(97.9)